Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2024
Key Management Personnel Compensation [Abstract]
Schedule of Key Management Personnel Compensation	The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	1,637,409	1,394,154	636,673
Post-employment benefits	158,080	5,283	44,489
Long-term benefits	10,607	8,110	15,168
Share-based payment expenses to KMP and their related entities	3,300	200,753	94,890
Total Key Management Personnel Compensation	1,809,396	1,608,300	791,220